Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities
	December 31, 2021	December 31, 2020
Rights of use lease assets	$205,824	$65,137

Operating lease liabilities, current	88,968	62,160
Operating lease liabilities, noncurrent	112,591	-
Total operating lease liabilities	$201,559	$62,160

Schedule of maturities of lease liabilities
2022	$96,342
2023	35,330
2024	26,363
2025	26,363
2026 and thereafter	26,363
Total lease payments	210,761
Less: imputed interest	(9,202)
Present value of lease liabilities	$201,559